Schedule of Investments (unaudited)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Megaport Ltd.(a)	525,872	$1,988,403

Canada — 1.0%
ATS Corp.(a)	72,769	3,119,477

China — 13.0%
Alibaba Group Holding Ltd.(a)	225,900	2,388,581
Baidu Inc.(a)	182,950	2,753,745
Hello Group Inc., ADR	430,581	3,599,657
iQIYI Inc., ADR(a)	737,402	4,498,152
JOYY Inc., ADR	82,508	2,510,719
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	739,617	4,238,006
Kuaishou Technology(a)(c)	324,200	2,146,249
Meitu Inc.(a)(b)(c)	17,199,500	4,809,749
Meituan, Class B(a)(c)	5,990	102,372
NetEase Inc.	178,400	3,175,948
Tencent Holdings Ltd.	64,600	2,869,281
Xiaomi Corp., Class B(a)(c)	1,894,200	2,688,634
ZTE Corp., Class H	1,156,000	3,723,226
		39,504,319
France — 1.9%
Atos SE(a)	226,439	3,139,045
Dassault Systemes SE	64,039	2,599,704
		5,738,749
Germany — 2.0%
Duerr AG	69,457	2,409,947
Nemetschek SE	46,769	3,655,621
		6,065,568
Guernsey — 0.6%
Genius Sports Ltd.(a)(b)	503,701	1,868,731

India — 1.0%
PB Fintech Ltd.(a)	414,532	3,053,668

Israel — 2.4%
Maytronics Ltd.	210,290	2,212,775
Nano Dimension Ltd., ADR(a)(b)	1,052,535	2,599,762
SatixFy Communications Ltd., NVS(a)(b)	120,420	55,140
Stratasys Ltd.(a)(b)	177,957	2,555,463
		7,423,140
Italy — 0.9%
Stellantis NV	161,069	2,671,582

Japan — 10.4%
FANUC Corp.	82,100	2,772,615
Harmonic Drive Systems Inc.	92,600	2,831,168
Kawasaki Heavy Industries Ltd.	117,600	2,558,299
Kyocera Corp.	48,000	2,519,401
MINEBEA MITSUMI Inc.	149,800	2,774,090
Nidec Corp.	38,800	1,919,904
Oracle Corp. Japan	40,700	2,920,990
Ricoh Co. Ltd.	319,800	2,647,856
Sharp Corp./Japan(a)(b)	333,300	2,375,430
Sony Group Corp.	29,600	2,678,022
Yamaha Motor Co. Ltd.	101,400	2,629,428
Yaskawa Electric Corp.	74,000	3,013,697
		31,640,900
Netherlands — 0.0%
Yandex NV, Class A(a)(d)	50,541	505
Security	Shares	Value

Norway — 0.9%
AutoStore Holdings Ltd.(a)(b)(c)	1,272,864	$2,741,294

South Korea — 2.3%
AfreecaTV Co. Ltd.	36,878	2,149,782
Samsung Electronics Co. Ltd.	53,009	2,608,259
Samsung SDS Co. Ltd.	25,489	2,241,213
		6,999,254
Sweden — 2.4%
Spotify Technology SA(a)	30,666	4,096,978
Viaplay Group AB, Class B(a)	120,415	3,076,971
		7,173,949
Switzerland — 1.8%
ABB Ltd., Registered	78,226	2,821,894
STMicroelectronics NV	64,083	2,741,284
		5,563,178
Taiwan — 8.0%
Alchip Technologies Ltd.	82,000	3,184,458
Faraday Technology Corp.	426,000	2,291,671
Global Unichip Corp.	96,000	3,131,969
Hiwin Technologies Corp.	392,392	3,014,038
Holtek Semiconductor Inc.	1,021,000	2,289,441
HTC Corp.(a)	1,275,000	2,366,390
Nuvoton Technology Corp.	606,000	2,640,369
Via Technologies Inc.	1,004,000	2,433,129
Winbond Electronics Corp.	3,423,000	2,904,797
		24,256,262
United States — 50.2%
3D Systems Corp.(a)(b)	241,936	2,216,134
Adobe Inc.(a)	7,243	2,734,667
Advanced Micro Devices Inc.(a)	32,846	2,935,447
Alphabet Inc., Class A(a)	25,289	2,714,521
Altair Engineering Inc., Class A(a)(b)	49,552	3,421,566
Alteryx Inc., Class A(a)	55,581	2,286,047
Amazon.com Inc.(a)	26,165	2,759,099
Ambarella Inc.(a)	32,430	2,010,011
AMETEK Inc.	17,148	2,365,224
Analog Devices Inc.	14,603	2,626,788
Ansys Inc.(a)	9,592	3,011,121
Apple Inc.	16,662	2,827,208
Autodesk Inc.(a)(b)	12,245	2,385,204
Bentley Systems Inc., Class B	61,143	2,602,246
Bumble Inc., Class A(a)	102,700	1,870,167
CEVA Inc.(a)	91,219	2,292,333
Citadel Clearing LLC	41,874	—
Cognex Corp.	48,531	2,314,443
Credo Technology Group Holdings Ltd.(a)(b)	166,252	1,348,304
Desktop Metal Inc., Class A(a)(b)	1,269,991	2,793,980
Domo Inc., Class B(a)	162,310	2,577,483
Dropbox Inc., Class A(a)	105,703	2,149,999
Elastic NV(a)(b)	43,956	2,516,481
FARO Technologies Inc.(a)	76,129	1,777,612
Freshworks Inc., Class A(a)(b)	162,141	2,166,204
fuboTV Inc.(a)(b)	940,815	1,072,529
GoDaddy Inc., Class A(a)	31,267	2,366,287
HubSpot Inc.(a)(b)	8,131	3,422,744
Informatica Inc., Class A(a)(b)	146,514	2,265,106
Intel Corp.	83,787	2,602,424
Intuitive Surgical Inc.(a)	9,278	2,794,719
iRobot Corp.(a)(b)	47,448	1,866,130

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lattice Semiconductor Corp.(a)(b)	34,737		$2,768,539
Lumen Technologies Inc.	450,981		1,068,825
Marvell Technology Inc.	55,387		2,186,679
Matterport Inc., Class A(a)	789,782		1,840,192
MaxLinear Inc.(a)	67,783		1,635,604
Meta Platforms Inc, Class A(a)	20,240		4,864,077
Microchip Technology Inc.	31,856		2,325,169
Microsoft Corp.	9,656		2,966,903
MicroStrategy Inc., Class A(a)(b)	11,937		3,919,872
MicroVision Inc.(a)(b)	816,465		1,632,930
Netflix Inc.(a)	7,722		2,547,719
Nvidia Corp.	14,640		4,062,454
Pegasystems Inc.(b)	66,599		3,038,246
Peloton Interactive Inc., Class A(a)(b)	186,004		1,651,716
Pinterest Inc., Class A(a)	102,503		2,357,569
Proto Labs Inc.(a)(b)	95,092		2,735,797
PTC Inc.(a)	19,473		2,449,509
Qualcomm Inc.	19,702		2,301,194
Regal Rexnord Corp.	19,544		2,543,847
Rumble Inc.(a)(b)	297,339		2,366,818
Salesforce Inc.(a)(b)	17,036		3,379,431
Silicon Laboratories Inc.(a)	17,390		2,422,427
Snap Inc., Class A, NVS(a)	244,744		2,131,720
Snowflake Inc., Class A(a)	16,449		2,435,768
Splunk Inc.(a)	27,785		2,396,178
Sprinklr Inc.(a)(b)	287,054		3,433,166
Sumo Logic Inc.(a)(b)	316,569	.	3,798,828
Teradata Corp.(a)(b)	70,812		2,741,132
Texas Instruments Inc.	13,861		2,317,559
Vimeo Inc.(a)	268,642		883,832
			152,295,928

Total Long-Term Investments — 99.5%
(Cost: $338,857,338)			302,104,907
Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	35,510,558	$35,521,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	370,000	370,000

Total Short-Term Securities — 11.8%
(Cost: $35,895,335)		35,891,211

Total Investments — 111.3%
(Cost: $374,752,673)		337,996,118

Liabilities in Excess of Other Assets — (11.3)%		(34,394,310)

Net Assets — 100.0%		$303,601,808

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,896,442	$14,621,542	(a)	$—	$7,555	$(4,328)	$35,521,211	35,510,558	$919,919	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	170,000	(a)	—	—	—	370,000	370,000	7,200		—
					$7,555	$(4,328)	$35,891,211		$927,119		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
April 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	8	06/16/23	$1,222	$33,001

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$181,438,013	$120,666,389	$505	$302,104,907
Short-Term Securities
Money Market Funds	35,891,211	—	—	35,891,211
	$217,329,224	$120,666,389	$505	$337,996,118
Derivative Financial Instruments(a)
Assets
Equity Contracts	$33,001	$—	$—	$33,001

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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